Reaves Select Research Fund (First Prospectus Summary) | Reaves Select Research Fund
REAVES SELECT RESEARCH FUND
INVESTMENT OBJECTIVE
The Reaves Select Research Fund (the "Fund") seeks total return from income and capital growth.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales

Charges" of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Reaves Select Research Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	Reaves Select Research Fund Class A Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Reaves Select Research Fund Class A Shares	639	982	1,349	2,378

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities of domestic and foreign public utility and energy companies.  These include companies involved to a significant extent in providing products, services or equipment for: (i) the generation, transmission or distribution of electricity, gas or water; or (ii) telecommunications activities ("Utilities" or the "Utilities Industry") as well as in companies involved in the discovery, development, production, generation, transmission,

refinement, measurement, trading, marketing or distribution of energy ("Energy"

or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The

Fund considers a company to be involved to a significant extent in the

Utilities Industry and/or the Energy Industry if at least 50% of its assets,

gross income or profits are committed to or derived from activities in the industries described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations.

The Fund may utilize an active trading approach.

In selecting investments for the Fund, W.H. Reaves & Co., Inc. (the "Adviser")

seeks to identify securities that offer the potential for positive total return during a three to five year period, based on, among other factors, a company's market capitalization, balance sheet strength, expected dividends, and current and expected earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT

INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically,

the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility,

which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is

subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the

Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential.  As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result,

changes in the value of those currencies compared to the U.S. dollar may affect

(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S.

Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Because of its active trading strategy, the Fund's portfolio turnover rate and transaction costs will generally be higher than those of funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gains distributions.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Class A Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)

does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-342-7058. The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

BEST QUARTER       WORST QUARTER

16.37%             (23.21)%

(06/30/2009)         (09/30/2008)

The performance information shown above is based on a calendar year. The Fund's

Class A Shares' performance from 1/1/2011 to 9/30/2011 was (1.63)%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Reaves Select Research Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A Shares	FUND RETURNS BEFORE TAXES	6.48%	2.24%	3.53%	Mar. 30, 2005
Class A Shares After Taxes on Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	6.26%	0.54%	1.86%	Mar. 30, 2005
Class A Shares After Taxes on Distributions and Sales	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.47%	1.55%	2.69%	Mar. 30, 2005
S&P 500 Index	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	15.06%	2.29%	3.22%	Mar. 30, 2005	2.75%	Dec. 22, 2004
S&P 500 Utilities Index	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	5.46%	3.90%	5.42%	Mar. 30, 2005	5.82%	Dec. 22, 2004